Financial instruments (Details) - Schedule of the maturity profile of the group’s financial liabilities based upon contractual undiscounted payments - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments (Details) - Schedule of the maturity profile of the group’s financial liabilities based upon contractual undiscounted payments [Line Items]
Stocking loans	£ 86,709	£ 32,477
Lease liabilities	53,898	6,372
Mortgages	3,615
Trade payables	12,668	1,867
Total	156,890	40,716
Less than one year [Member]
Financial instruments (Details) - Schedule of the maturity profile of the group’s financial liabilities based upon contractual undiscounted payments [Line Items]
Stocking loans	86,709	32,477
Lease liabilities	7,603	1,429
Mortgages	1,385
Trade payables	12,668	1,867	107
Total	108,365	35,773	107
1 to 5 years [Member]
Financial instruments (Details) - Schedule of the maturity profile of the group’s financial liabilities based upon contractual undiscounted payments [Line Items]
Stocking loans
Lease liabilities	25,243	4,943
Mortgages	2,230
Trade payables
Total	27,473	4,943
Over 5 years [Member]
Financial instruments (Details) - Schedule of the maturity profile of the group’s financial liabilities based upon contractual undiscounted payments [Line Items]
Stocking loans
Lease liabilities	21,052
Mortgages
Trade payables
Total	£ 21,052